Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Deferred government subsidies	$537,645	$910,709
Taxes payable	48,719	54,174
Wages payable	108,214	105,079
Interest payable	176,897	304,222
Other payables and accruals	2,300,096	669,646
Total	$3,171,571	$2,043,830

Schedule of Other Payables and Accruals Account	Other payables and accruals account for the years ended September 30, 2024 and 2023 are as follows:
	September 30, 2024	September 30, 2023
Decoration project funds	$1,538,205	$2,403
Housing rent	252,274	181,370
Others*	509,617	485,873
Total	$2,300,096	$669,646
*Others	includes deposits, guarantees, accrued expenses payable.